Earnings per share (Details) - CHF (SFr) SFr / shares in Units, shares in Millions, SFr in Millions	3 Months Ended			6 Months Ended
	Jun. 30, 2016	Mar. 31, 2016	Jun. 30, 2015	Jun. 30, 2016	Jun. 30, 2015
Net income/(loss) attributable to shareholders
Net income/(loss) attributable to shareholders	SFr 170	SFr (302)	SFr 1,051	SFr (132)	SFr 2,105
Net income attributable to shareholders for basic earnings per share	170	(302)	1,051	(132)	2,105
Available for common shares	167	(302)	1,029	(135)	2,060
Available for unvested share-based payment awards	3	0	22	3	45
Net income/(loss) attributable to shareholders for diluted earnings per share	170	(302)	1,051	(132)	2,105
Available for common shares	167	(302)	1,029	(135)	2,061
Available for unvested share-based payment awards	SFr 3	SFr 0	SFr 22	SFr 3	SFr 44
Weighted-average shares outstanding
Weighted-average shares outstanding for basic earnings per share available for common shares (in shares)	2,018.4	1,980.7	1,689.7	1,999.6	1,680.0
Dilutive share options and warrants (in shares)	3.7	0.0	0.9	0.0	0.9
Dilutive share awards (in shares)	43.0	0.0	44.6	0.0	37.7
Weighted-average shares outstanding for diluted earnings per share available for common shares (in shares)	2,065.1	1,980.7	1,735.2	1,999.6	1,718.6
Weighted-average shares outstanding for basic/diluted earnings per share available for unvested share-based payment awards (in shares)	1.2	10.3	21.8	5.8	31.6
Basic earnings per share available for common shares (CHF)
Basic earnings/(loss) per share (in CHF per share)	SFr 0.08	SFr (0.15)	SFr 0.61	SFr (0.07)	SFr 1.23
Diluted earnings per share available for common shares (CHF)
Diluted earnings/(loss) per share (in CHF per share)	SFr 0.08	SFr (0.15)	SFr 0.59	SFr (0.07)	SFr 1.20
Weighted-average potential dilutive common shares	12.0	7.5	7.2	9.8	8.2
Weighted-average share options and warrants (antidilutive)		2.3		3.0
Weighted-average share awards (antidilutive)		53.7		48.4